Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	Acquisitions

2015 acquisitions:

The Company acquired controlling interests in nine businesses, seven in the FirstService Residential segment and two in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired controlling interests in firms operating in Texas, California, New York, Florida, Nevada and British Columbia. In the FirstService Brands segment, the Company acquired a Paul Davis Restoration franchise in Pennsylvania, as well as a California Closets franchise in Colorado, both of which will be operated as Company-owned locations.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$2,502
Non-current assets	2,000
Current liabilities	(1,689)
Long-term liabilities	(64)
Redeemable non-controlling interest	(1,696)
$1,053

Cash consideration, net of cash acquired of $175	$(12,340)
Acquisition date fair value of contingent consideration	(4,544)
Total purchase consideration	$(16,884)

Acquired intangible assets	$8,891
Goodwill	$6,940

2014 acquisitions:

The Company acquired controlling interests in eight businesses, five in the FirstService Residential segment and three in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired regional firms operating in Minnesota, Texas, California and Arizona. In the FirstService Brands segment, the Company acquired a national franchisor providing restorations services in Canada, as well as two California Closets franchises in Florida and Chicago which will be operated as Company-owned locations.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$644
Long-term assets	1,452
Current liabilities	(1,100)
Long-term liabilities	(216)
Redeemable non-controlling interest	(1,676)
$(896)

Note consideration	$(440)
Cash consideration, net of cash acquired of $797	(16,686)
Acquisition date fair value of contingent consideration	(4,499)
Total purchase consideration	$(21,625)

Acquired intangible assets	$14,377
Goodwill	$8,144

2013 acquisitions:

The Company completed three acquisitions in the FirstService Residential segment, acquiring firms operating in Missouri, Florida and Alberta to expand its geographic presence in these markets.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$271
Long-term assets	142
Current liabilities	(704)
Long-term liabilities	-
$(291)

Note consideration	$(560)
Cash consideration, net of cash acquired of $485	(6,423)
Acquisition date fair value of contingent consideration	(1,446)
Total purchase consideration	$(8,429)

Acquired intangible assets	$5,427
Goodwill	$3,293

Acquisition-related transaction costs for the year ended December 31, 2015 totaled $408 (2014 - $1,183; 2013 - $655) and were recorded as expense under the caption “acquisition-related items”.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For acquisitions completed during the year ended December 31, 2015, goodwill in the amount of $6,753 is deductible for income tax purposes (2014 - $7,620; 2013 - $508).

The Company typically structures its business acquisitions to include contingent consideration. Vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to three-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

The fair value of the contingent consideration liability recorded on the consolidated balance sheet as at December 31, 2015 was $3,316 (see note 15). The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from $3,005 to a maximum of $3,535. These contingencies will expire during the period extending to September 2017. During the year ended December 31, 2015, $7,172 was paid with reference to such contingent consideration (2014 - $2,053; 2013 - $350).

The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not include any revenues or expenses related to these acquisitions prior to their respective closing dates. The consideration for the acquisitions during the year ended December 31, 2015 was financed from borrowings on the Company’s revolving credit facility and cash on hand.

The amounts of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended December 31, 2015, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been January 1, 2014, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2015	$27,728	$567
Supplemental pro forma for 2015 (unaudited)	1,278,580	38,912
Supplemental pro forma for 2014 (unaudited)	1,188,771	28,999

Supplemental pro forma results were adjusted for non-recurring items.